Assets held for sale (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2023	Mar. 31, 2024
Assets held for sale [Abstract]
Ownership interest		70.00%
Assets held for sale		$ 28,642	$ 29,136
Subsequent Events [Member]
Assets held for sale [Abstract]
Ownership interest	30.00%
Expected net proceeds from sales of interests in associates	$ 43,000
Top of range [member] | Subsequent Events [Member]
Assets held for sale [Abstract]
Additional proceeds from sales of interests in associates	$ 7,000
Arroyo Netherlands II B.V [Member]
Assets held for sale [Abstract]
Assets held for sale			18,900
Pemcorp SAPI de CV [Member]
Assets held for sale [Abstract]
Assets held for sale			$ 10,200